Retirement benefits - Summary of Estimated Future Benefit Payments (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of net defined benefit liability/asset [line items]
Estimated future benefit payments	$ 106	$ 112
Due within one year [member]
Disclosure of net defined benefit liability/asset [line items]
Estimated future benefit payments	5	5
Between one and five years [member]
Disclosure of net defined benefit liability/asset [line items]
Estimated future benefit payments	20	21
More than 5 years [member]
Disclosure of net defined benefit liability/asset [line items]
Estimated future benefit payments	$ 81	$ 86
Plan [member] | United Kingdom [member]
Disclosure of net defined benefit liability/asset [line items]
Average duration of obligation (years)	12 years	13 years
Plan [member] | United States [member]
Disclosure of net defined benefit liability/asset [line items]
Average duration of obligation (years)	7 years 1 month 6 days	7 years 6 months
US post-retirement plan [member]
Disclosure of net defined benefit liability/asset [line items]
Average duration of obligation (years)	7 years 4 months 24 days	8 years